Equity and Stock-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				9 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended								9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	May 14, 2013	Dec. 20, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 20, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 12, 2012 Predecessor [Member] Series D Preferred Stock [Member]	Nov. 16, 2012 Predecessor [Member] Series D Preferred Stock [Member]	Dec. 31, 2012 Predecessor [Member] Series D Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member] Series D Preferred Stock [Member]	Dec. 31, 2012 Predecessor [Member] Series B common stock [Member]	Dec. 31, 2012 Predecessor [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Predecessor [Member] Series A common stock [Member]	Dec. 31, 2011 Predecessor [Member] Series C Preferred Stock [Member]	Sep. 30, 2013 313 Acquisition LLC [Member] Incentive Units [Member]	Dec. 31, 2012 313 Acquisition LLC [Member] Incentive Units [Member]	Sep. 30, 2013 313 Acquisition LLC [Member] Incentive Units [Member] Chief Executive Officer and President [Member]	Dec. 31, 2012 313 Acquisition LLC [Member] Incentive Units [Member] Chief Executive Officer and President [Member]	Sep. 30, 2013 313 Acquisition LLC [Member] Incentive Units [Member] Senior Management and Board Member [Member]	Sep. 30, 2013 Vivint Wireless [Member] Stock appreciation rights (SARs) [Member]	Sep. 30, 2013 Vivint [Member] Stock appreciation rights (SARs) [Member]
Stock Based Compensation [Line Items]
Share-based compensation awards, Description																								The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates.	The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates.					The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates.
Incentive units issued as share-based compensation awards																										46,484,562	46,484,562	69,659,562	70,000	8,300,000
Preferred stock, Authorized									25,000									50,000			25,563		10,225
Preferred stock, issued									25,000									45,259			25,000
Cumulative annual dividend rate																10.00%
Dividends paid											$ 75,000	$ 80,000	$ 0	$ 1,000,000
Preferred stock redemption price, per share			$ 1,000				$ 1,000
Percentage vote of outstanding preferred shares required for redemption							20.00%
Redemption price multiplier			120.00%
Increase in redemption price multiplier			20.00%
Preferred stock liquidation preference																	$ 1,000			$ 1,000
Common stock liquidation preference																			$ 900			$ 900
Preferred stock issued, shares						45,259									4,741
Preferred stock issued, value						45,259,000						4,454,000	43,280,000		4,741,000
Preferred stock issued, price per share						$ 1,000									$ 1,000
Stock issuance costs						191,000
Percentage purchase of shares allowed on exercise of warrants		2.25%
Initial warrant price per share		$ 0.01
Shares reserved for exercise of warrants					1,719
Initial fair value of warrants					1,788,000			1,788,000
Share-based compensation awards, Authorized shares										1,550														74,062,836
Grants date fair value of the options				$ 2,483
Expected volatility				30.00%																									65.00%	60.00%
Expected dividend rate assumed to determine fair value of stock options				0.00%																									0.00%	0.00%
Expected exercise				7 years																									6 years 6 months	6 years 15 days
Risk free interest rate assumed to determine fair value of stock options				3.12%																									1.51%	1.72%
Dividends distribution	$ 60,000,000
Stock appreciation rights ("SARs"), vesting period																													5 years
Reserved for future issuance																														36,065,000